Asset Retirement Obligations (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Asset Retirement Obligation [Abstract]
Estimated reclamation costs	$ 796,000
Estimated life	10 years
Credit adjusted risk free	7.46%